Note 14 - Concentration of Risk (Details) - Percentage of Gross Accounts Receivable (Accounts Receivable [Member], Customer Concentration Risk [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2014 WDC Solar Inc [Member]	Dec. 31, 2013 JCF Wholesale [Member]	Dec. 31, 2013 Sustainable Environmental Enterprises [Member]	Dec. 31, 2013 Starwood Vacation Ownership Inc [Member]
Concentration Risk [Line Items]
Gross accounts receivable percentage	60.70%	2.40%	86.70%	0.20%